COMMON SHARES - Reconciliation (Details) shares in Thousands, CAD in Millions, $ in Billions							12 Months Ended
	Oct. 31, 2017 CAD shares	Jul. 31, 2017 CAD shares	Apr. 28, 2017 CAD shares	Jan. 31, 2017 CAD shares	Jul. 01, 2016 CAD	Jul. 01, 2016 USD ($)	Dec. 31, 2017 CAD shares	Dec. 31, 2016 CAD shares	Dec. 31, 2015 CAD shares
Increase (decrease) in equity
Outstanding at the beginning of the period (in shares) | shares							859,000
Outstanding at the beginning of the period							CAD 20,981
Outstanding at the end of the period (in shares) | shares							872,000	859,000
Outstanding at the end of the period							CAD 21,761	CAD 20,981
Proceeds from shares issued							CAD 780	CAD 4,661	CAD 0
Common Shares
Increase (decrease) in equity
Outstanding at the beginning of the period (in shares) | shares							859,135	779,479	779,479
Outstanding at the beginning of the period							CAD 20,981	CAD 16,320	CAD 16,320
Issuance of common shares for cash (in shares) | shares	3,100	3,000	3,400	3,000			12,499	79,656	0
Issuance of common shares for cash	CAD 189	CAD 190	CAD 214	CAD 187			CAD 780	CAD 4,661	CAD 0
Outstanding at the end of the period (in shares) | shares							871,634	859,135	779,479
Outstanding at the end of the period							CAD 21,761	CAD 20,981	CAD 16,320
Columbian Pipeline
Increase (decrease) in equity
Proceeds from shares issued					CAD 2,500
Bridge Facility
Increase (decrease) in equity
Repayments of lines of credit					CAD 2,000
Bridge Facility | Columbian Pipeline
Increase (decrease) in equity
Proceeds from lines of credit | $						$ 6.9